Major Commitments and Contingencies (Lease Commitments) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leases, Future Minimum Payments Due [Abstract]
2018	CAD 139
2019	109
2020	77
2021	59
2022	38
2023 and thereafter	139
Total Operating Leases, Future Minimum Payments Due	561
Capital Leases Future Minimum Payments Due, Before Interest [Abstract]
2018	52
2019	17
2020	21
2021	12
2022	7
2023 and thereafter	132
Total Capital Leases, Future Minimum Payments Due, Before Interest	241
Less: Imputed interest on capital leases at rates ranging from approximately 1.0% to 6.8%	83	CAD 95
Present value of minimum lease payments included in debt	158
Rent expense for operating leases	CAD 191	CAD 197	CAD 204
Minimum [Member]
Capital Leases Future Minimum Payments Due, Before Interest [Abstract]
Imputed interest rate on capital leases	1.00%
Maximum [Member]
Capital Leases Future Minimum Payments Due, Before Interest [Abstract]
Imputed interest rate on capital leases	6.80%